ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of accounts payable and accrued liabilities) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 1,348,230	$ 1,049,610
Accrued liabilities	512,941	486,043
EFF settlement accrual	0	612,500
Total	$ 1,861,171	$ 2,148,153